Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share
Schedule of earnings per share

	2022	2021	2020
	£m	£m	£m
Earnings
Profit/(loss) from continuing operations attributable to ordinary shareholders	3,602	2,486	(946)
(Loss)/profit from discontinued operations attributable to ordinary shareholders	(262)	464	193
Profit/(loss) attributable to ordinary shareholders	3,340	2,950	(753)

Weighted average number of shares (millions)
Weighted average number of ordinary shares outstanding during the year	9,872	10,792	11,231
Effect of dilutive share options and convertible securities(1)	57	45	—
Diluted weighted average number of ordinary shares outstanding during the year	9,929	10,837	11,231

(1)	As there was a loss from continuing operations attributable to the parent company for the period to 31 December 2020, the effect of share options and convertible securities was not dilutive.
(2)

At the General Meeting and Class Meeting on 25 August 2022, the shareholders approved the proposed special dividend and share consolidation. On 30 August 2022 the issued ordinary share capital was consolidated in the ratio of 14 existing shares for 13 new shares. The average number of shares and earnings per share have been adjusted retrospectively.